VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—3.5%
Alphabet, Inc. Class A	59,392	$17,079
Consumer Discretionary—2.7%
Home Depot, Inc. (The)	12,969	4,265
Magna International, Inc.	158,358	8,838
		13,103

Consumer Staples—4.5%
Dollar General Corp.	41,051	4,874
Estee Lauder Cos., Inc. (The) Class A	104,932	7,531
Hershey Co. (The)	43,612	9,066
		21,471

Energy—11.8%
Chevron Corp.	49,340	10,208
EOG Resources, Inc.	33,826	4,890
Exxon Mobil Corp.	31,139	5,283
HF Sinclair Corp.	296,637	18,507
Marathon Petroleum Corp.	18,748	4,578
ONEOK, Inc.	26,093	2,359
Phillips 66	25,146	4,581
SLB Ltd.	120,152	6,175
		56,581

Financials—28.4%
Bank of America Corp.	89,922	4,384
Bank of Hawaii Corp.	66,614	4,946
Charles Schwab Corp. (The)	194,734	18,301
Cincinnati Financial Corp.	44,560	7,011
Citigroup, Inc.	83,887	9,514
Community Financial System, Inc.	164,665	9,658
Glacier Bancorp, Inc.	209,669	9,366
Home BancShares, Inc.	167,383	4,508
Huntington Bancshares, Inc.	495,588	7,756
Independent Bank Corp.	72,353	5,442
JPMorgan Chase & Co.	18,321	5,389
Lakeland Financial Corp.	81,406	4,671
Morgan Stanley	26,070	4,290
Old National Bancorp	227,053	5,018
	Shares	Value

Financials—continued
Pinnacle Financial Partners, Inc.	105,146	$9,057
PNC Financial Services Group, Inc. (The)	21,158	4,403
Southstate Bank Corp.	102,465	9,480
Truist Financial Corp.	92,271	4,242
UMB Financial Corp.	42,568	4,801
Wells Fargo & Co.	51,968	4,137
		136,374

Health Care—9.6%
AbbVie, Inc.	42,989	9,350
Eli Lilly & Co.	9,867	9,075
HCA Healthcare, Inc.	9,470	4,482
Pfizer, Inc.	528,508	14,840
Universal Health Services, Inc. Class B	46,604	8,341
		46,088

Industrials—8.9%
AGCO Corp.	37,053	4,293
Flowserve Corp.	58,991	4,337
GE Vernova, Inc.	13,966	12,191
General Electric Co.	16,379	4,648
Kennametal, Inc.	184,528	6,667
Southwest Airlines Co.	104,057	3,909
Tutor Perini Corp.	31,157	2,405
United Parcel Service, Inc. Class B	42,790	4,210
		42,660

Information Technology—11.6%
Amphenol Corp. Class A	53,939	6,815
Analog Devices, Inc.	14,989	4,769
Dell Technologies, Inc. Class C	30,760	5,049
Hewlett Packard Enterprise Co.	212,862	5,068
Marvell Technology, Inc.	195,855	19,399
Microchip Technology, Inc.	73,936	4,777
Microsoft Corp.	26,422	9,781
		55,658

	Shares	Value

Materials—7.6%
Albemarle Corp.	29,175	$5,238
Commercial Metals Co.	131,464	8,076
Nutrien Ltd.	134,619	10,158
Pan American Silver Corp.	79,332	4,334
Royal Gold, Inc.	34,155	8,692
		36,498

Real Estate—6.0%
Equinix, Inc.	11,053	10,835
Prologis, Inc.	135,947	17,969
		28,804

Utilities—4.8%
Eversource Energy	124,867	8,651
NextEra Energy, Inc.	157,812	14,657
		23,308

Total Common Stocks (Identified Cost $411,444)		477,624

Total Long-Term Investments—99.4% (Identified Cost $411,444)		477,624

TOTAL INVESTMENTS—99.4% (Identified Cost $411,444)		$477,624
Other assets and liabilities, net—0.6%		2,809
NET ASSETS—100.0%		$480,433

Country Weightings†
United States	94%
Canada	5
Curaçao	1
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$477,624	$477,624
Total Investments	$477,624	$477,624
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.